Label	Element	Value
Amplify Ethereum Max Income Covered Call ETF | Invesco Government & Agency Portfolio - Institutional Class [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	32.30%
Amplify Ethereum Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.80%
Amplify Ethereum Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.80%
Amplify Ethereum Max Income Covered Call ETF | iShares Ethereum Trust ETF Expiration 04172026 Exercise Price 14.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.70%
Amplify Ethereum Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.80%
Amplify Ethereum Max Income Covered Call ETF | iShares Ethereum Trust ETF Expiration 04072026 Exercise Price 16.87 Short [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Amplify Ethereum Max Income Covered Call ETF | iShares Ethereum Trust ETF Expiration 04172026 Exercise Price 14.05 Short [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)